INCOME TAXES - Benefit from Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal			$ 0	$ 0	$ 0
State			80	74	112
Foreign			71	80	0
Deferred:
Federal			(12,590)	(12,396)	(16,300)
State			(1,969)	(1,583)	(2,945)
Foreign			(1,681)	(1,575)	(850)
Change in valuation allowance			7,748	2,359	1,762
Income tax benefit	$ 82	$ (7,467)	$ (8,341)	$ (13,041)	$ (18,221)